Income Taxes Expense - Current and deferred portion of income tax expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Current and deferred portion of income tax expenses
Current tax expenses	$ 25	$ 3,200
Income tax expense	$ 25	$ 3,200